Condensed Statement Of Cash Flows	12 Months Ended
Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net income	$ 2,698,369
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on cash and investments held in Trust Account	(30,526)
Offering costs allocated to derivative warrant liabilities	570,496
Change in fair value of derivative warrant liabilities	(6,811,133)
Changes in operating assets and liabilities:
Prepaid assets	(770,439)
Accrued costs and expenses	2,419,324
Due to related party	1,667
Net cash used in operating activities	(1,922,242)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(402,500,000)
Net cash used in investing activities	(402,500,000)
Cash flows from financing activities:
Proceeds from purchase of Class B shares by initial shareholder	25,000
Proceeds from initial public offering, net of underwriters' discount	394,450,000
Proceeds from private placement	10,050,000
Proceeds from notes payable—related party	1,000,000
Payment of offering costs	(595,525)
Net cash provided by financing activities	404,929,475
Net change in cash	507,233
Cash, beginning of the period	0
Cash, end of the period	507,233
Supplemental disclosure of cash flow information:
Deferred underwriting commissions charged to temporary equity	$ 14,087,500